SHAREHOLDER’S EQUITY	10 Months Ended
Mar. 31, 2026
Equity [Abstract]
SHAREHOLDER’S EQUITY
4.	SHAREHOLDER’S EQUITY

Share Allotment of the Founder Shares

Upon its incorporation on June 6, 2025, the Company issued one ordinary share, par value $0.0001 per share, to the Zoar HK Limited Shareholder, who became the sole shareholder of the Company. As of March 31, 2026, one ordinary share was issued and outstanding. The aggregate par value of the issued and outstanding ordinary share was $0.0001, which rounds to zero in the accompanying consolidated financial statements.

On June 10, 2025, Merger Sub allotted its sole outstanding share of common stock, par value $0.0001 per share, to the Company, resulting in Merger Sub becoming a wholly owned subsidiary of the Company. The equity of Merger Sub Limited has been eliminated in consolidation.